Financial Assets at Fair Value through Other Comprehensive Income Noncurrent (Tables)	12 Months Ended
Dec. 31, 2018
Noncurrent Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Summary of Financial Assets at Fair Value through Other Comprehensive Income Noncurrent
December 31
2018
NT$
(In Millions)
Domestic investments
Listed stocks	$2,900
Non-listed stocks	3,901
Foreign investments
Non-listed stocks	132
$6,933